SUBSIDIARIES (Details)			3 Months Ended		12 Months Ended
	Sep. 29, 2025	Mar. 26, 2025	Sep. 30, 2025	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
U.K. regulated distribution operation
Disclosure of subsidiaries [line items]
Effective Ownership Interest (%)					80.00%	80.00%
Voting Interest (%)					80.00%	80.00%
Brazilian regulated gas transmission operation
Disclosure of subsidiaries [line items]
Effective Ownership Interest (%)					31.00%	31.00%
Voting Interest (%)					92.00%	92.00%
Global intermodal logistics operation
Disclosure of subsidiaries [line items]
Effective Ownership Interest (%)	33.00%	33.00%	33.00%	33.00%	27.00%	27.00%
Voting Interest (%)					100.00%	100.00%